Investment in Direct Financing Leases (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Leases Disclosure [Line Items]
Total Minimum lease payments to be received	¥ 1,410,512	¥ 1,282,872
Less: Estimated executory costs	(63,456)	(61,723)
Minimum lease payments receivable	1,347,056	1,221,149
Estimated residual value	30,620	27,351
Initial direct costs	5,866	5,157
Unearned lease income	(167,088)	(159,584)
Investment in Direct Financing Leases	¥ 1,216,454	¥ 1,094,073